Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.27238%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,312,744.17

Principal:
Principal Collections	$14,297,008.70
Prepayments in Full	$8,646,503.66
Liquidation Proceeds	$285,632.56
Recoveries	$39,780.04
Sub Total	$23,268,924.96
Collections	$24,581,669.13

Purchase Amounts:
Purchase Amounts Related to Principal	$391,521.34
Purchase Amounts Related to Interest	$1,644.82
Sub Total	$393,166.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,974,835.29

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,974,835.29
Servicing Fee	$417,767.83	$417,767.83	$0.00	$0.00	$24,557,067.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,557,067.46
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,557,067.46
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,557,067.46
Interest - Class A-3 Notes	$745,256.85	$745,256.85	$0.00	$0.00	$23,811,810.61
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$23,521,750.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,521,750.28
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$23,428,852.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,428,852.45
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$23,364,299.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,364,299.12
Regular Principal Payment	$21,359,636.34	$21,359,636.34	$0.00	$0.00	$2,004,662.78
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,004,662.78
Residual Released to Depositor	$0.00	$2,004,662.78	$0.00	$0.00	$0.00
Total		$24,974,835.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,359,636.34
Total					$21,359,636.34
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,359,636.34	$67.38	$745,256.85	$2.35	$22,104,893.19	$69.73
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$21,359,636.34	$20.29	$1,192,768.34	$1.13	$22,552,404.68	$21.42

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$276,021,056.20	0.8707289	$254,661,419.86	0.8033483
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$431,631,056.20	0.4100579	$410,271,419.86	0.3897658

Pool Information
Weighted Average APR	3.109%	3.104%
Weighted Average Remaining Term	38.93	38.08
Number of Receivables Outstanding	26,517	25,887
Pool Balance	$501,321,399.57	$477,449,649.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$457,572,029.50	$435,854,316.92
Pool Factor	0.4316159	0.4110634

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$41,595,332.94
Targeted Overcollateralization Amount	$67,178,230.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$67,178,230.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$251,083.45
(Recoveries)		54	$39,780.04
Net Loss for Current Collection Period			$211,303.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5058%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2900%
Second Prior Collection Period			0.6191%
Prior Collection Period			0.4624%
Current Collection Period			0.5181%
Four Month Average (Current and Prior Three Collection Periods)			0.4724%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,490	$7,136,217.27
(Cumulative Recoveries)			$1,085,169.33
Cumulative Net Loss for All Collection Periods			$6,051,047.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5210%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,789.41
Average Net Loss for Receivables that have experienced a Realized Loss			$4,061.11

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.88%	187	$4,178,231.46
61-90 Days Delinquent	0.21%	38	$983,857.18
91-120 Days Delinquent	0.03%	6	$133,173.35
Over 120 Days Delinquent	0.09%	18	$416,900.08
Total Delinquent Receivables	1.20%	249	$5,712,162.07

Repossession Inventory:
Repossessed in the Current Collection Period		13	$345,962.87
Total Repossessed Inventory		33	$905,728.66

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1694%
Prior Collection Period			0.2376%
Current Collection Period			0.2395%
Three Month Average			0.2155%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3213%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer